Share-Based Compensation (RSU Activity) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Restricted Stock Units
Granted	564,000	650,000
Additional Disclosure
Weighted Average Remaining Contractual Term (Years)	2 years 8 months 12 days	1 year 9 months 18 days	1 year 8 months 12 days
Restricted stock units
Number of Restricted Stock Units
Beginning balance	274,764	208,775
Granted	271,279	190,179
Vested	(113,956)	(104,886)
Forfeitures	(74,000)	(19,304)
Ending balance	358,087	274,764	208,775
Weighted Average Grant Date Fair Value
Beginning balance	$ 15.67	$ 23.75
Granted	7.59	11.12
Vested	16.73	22.05
Forfeitures	10.35	20.04
Ending balance	$ 9.96	$ 15.67	$ 23.75